Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The valuation allowance is based on management’s current estimates of taxable income for the jurisdictions in which we operate and the period over which the deferred tax assets will be recoverable.

	December 31, 2013	December 31, 2012
Current deferred income tax asset:
Tax net operating loss carry forward	$19,522,559	$16,170,277
Tax-deferred stock option expense	935,666	595,209
Research and development expense	-	-
Total current deferred income tax asset	20,458,225	16,765,486
Valuation Allowance	(20,458,225)	(16,765,486)
Net deferred income tax asset	$-	$-